IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 5,531	$ 5,054
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,604
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,413
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	842
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	537
Pension contributions [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	135
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,554	1,210
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	121
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,413
Less than 1 month [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
Less than 1 month [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
Less than 1 month [member] | Pension contributions [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	15
1 - 3 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	237	276
1 - 3 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	195
1 - 3 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
1 - 3 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	8
1 - 3 months [member] | Pension contributions [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	30
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	358	333
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	307
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	6
3 - 6 months [member] | Pension contributions [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	45
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	311	326
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	258
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	6
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
6 - 9 months [Member] | Pension contributions [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	45
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	247	286
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	241
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	586	610
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	547
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	29
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	10
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	907	880
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	746
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	119
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	42
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,331	$ 1,133
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	189
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	671
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 471